Consolidated Balance Sheet (USD $)	Sep. 30, 2012	Mar. 31, 2012	Apr. 10, 2011
Current Assets:
Cash	$ 36,900	$ 15,698
Accounts receivable	112,517
Prepayments and other current assets	22,571	168,874
Total current assets	171,988	184,572
Non-current assets:
Property and equipment	4,359	3,036
Accumulated depreciation	(436)
Property and equipment, net	3,923	3,036
Acquired technology	1,635,300
Accumulated amortization	(27,255)
Acquired technology, net	1,608,045
Website development costs
Website development costs	5,315	5,315
Accumulated amortization	(1,335)	(801)
Website development costs, net	3,980	4,514
Security Deposit:
Security deposit	15,000	15,000
Security deposit	15,000	15,000
Total assets	1,802,936	207,122
Current liabilities:
Accounts payable	315,471	237,288
Accounts payable - President and CEO	20,220	20,220
Accrued expenses	9,500	5,400
Accrued interest	18,096	15,521
Advances from president and significant stockholder	21,238	19,138
Convertible notes payable	400,000	700,000
Total current liabilities	784,525	997,567
Stevia Corp Stockholders' equity (deficit):
Preferred stock at $0.001 par value: 1,000,000 shares authorized; none issued or outstanding
Common stock at $0.001 par value: 100,000,000 shares authorized, 63,555,635 and 58,354,775 shares issued and outstanding, respectively	63,556	58,355
Additional paid-in capital	4,540,140	1,474,751
Deficit accumulated during the development stage	(3,532,925)	(2,323,551)
Total Stevia Corp stockholders' equity (deficit)	1,070,771	(790,445)	100
Non-controlling interest in subsidiary	(52,360)
Total Equity (Deficit)	1,018,411	(790,445)
Total Liabilities and Equity (Deficit)	$ 1,802,936	$ 207,122